Property and Equipment, Net - Summary of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 3,749,814	$ 2,518,969
Less: Accumulated depreciation	(1,716,302)	(1,549,762)
Property and Equipment, net	2,033,512	969,207
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	699,451	345,721
EV Chargers
Property, Plant and Equipment [Line Items]
Property and Equipment	1,275,011	737,191
Office and Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	578,972	540,133
Software
Property, Plant and Equipment [Line Items]
Property and Equipment	18,424	18,347
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	768,024	633,569
Vehicle
Property, Plant and Equipment [Line Items]
Property and Equipment	78,681	78,681
Constructions in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 331,251	$ 165,327